                        ANNUAL REPORT, DECEMBER 31, 1999
                       FUND FOR TAX-FREE INVESTORS, INC.
RUSHMORE LOGO            4922 FAIRMONT AVENUE, BETHESDA,
                                                MD 20814
                       (800) 622-1386    (301) 657-1510

--------------------------------------------------------

                                                                January 20, 2000

Dear Shareholders:

                             TAX-FREE MONEY MARKET

Tax-Free Money Market portfolio's net investment income for the year averaged 2.47%, down from 2.70% last year. The weighted average maturity of the portfolio at year-end was 44 days.

                               TAX-FREE VIRGINIA

Tax-Free Virginia portfolio's net investment income for the year averaged 4.51%, up from 4.48% last year. The weighted average maturity of the portfolio at year-end was 14.7 years.

                               TAX-FREE MARYLAND

Tax-Free Maryland portfolio's net investment income for the year averaged 4.59%, up from 4.58% last year. The weighted average maturity of the portfolio at year-end was 13.2 years.

In 1999 interest rates remained fairly stable during the first half of the year, however, the second half of the year saw rising interest rates increase in all sectors of the debt markets. This year, the U.S. economy should continue to prosper and causing the Federal Reserve to continue to try to subdue the growth of the economy to prevent it from overheating. The effect on short-term and long-term interest rates should be minimal if the Federal Reserve is successful in its policy of gradual restraint. Another restraint on rising interest rates is the continuing federal and state budget surpluses. Furthermore, the announced pay-down and buy-back of outstanding U.S. Treasury debt will have a lowering effect on interest rates in all sectors of the debt markets.

Fund for Tax-Free Investors will continue to provide you with its conservative and high-quality portfolios. We thank you for your continued support and look forward to serving you in the year 2000.

Sincerely,

/s/ Daniel L. O'Connor                         /s/ Richard J. Garvey
Daniel L. O'Connor                             Richard J. Garvey
Chairman                                       President

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                               December 31, 1999

                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------
COLORADO 2.9%
Pitkin County Multi Family
Housing Floating Rate Notes
  5.45%, 12/1/24+ A-1+........  $500,000   $   500,000
                                           -----------
FLORIDA 3.0%
Jacksonville, FL Electric
Authority Revenue
  6.7%, 10/1/00^ AA...........   500,000       518,799
                                           -----------
HAWAII 2.9%
Hawaii State General
Obligation
  4.5%, 9/1/00 AAA............   500,000       501,431
                                           -----------
ILLINOIS 8.4%
Chicago Metropolitan Water
Capital Improvement
  6.8%, 1/1/00^ AA............   500,000       510,000
Illinois State
  6%, 10/1/00 AA..............   500,000       507,258
Illinois Student Assistance
Community Student Living
  5.65%, 3/1/00 AAA...........   450,000       451,585
                                           -----------
  State Total.................               1,468,843
                                           -----------
INDIANA 4.0%
Princeton Indiana Pollution
Control Revenue Floating Rate
Notes
  5%, 4/1/22+ A-1+............   700,000       700,000
                                           -----------
IOWA 8.0%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes
  5.65%, 7/1/13+ A-1+.........   700,000       700,000
Ottumwa Regional Health Center
Floating Rate Notes
  5.55%, 10/1/06+ A-1+........   700,000       700,000
                                           -----------
  State Total.................               1,400,000
                                           -----------
KENTUCKY 2.9%
Kentucky Economic Development
Hospital Revenue Catholic
Healthcare Floating Rate Notes
  5.65%, 12/1/27+ A-1+........   500,000       500,000
                                           -----------
MARYLAND 11.8%
Anne Arundel County General
Obligation
  6.9%, 1/15/00 AA+...........   250,000       250,337

                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------
MARYLAND (continued)
Baltimore County Revenue
Floating Rate Notes
  5.5%, 1/1/16+ A-1...........  $200,000   $   200,000
Maryland State General
Obligation
  5%, 10/15/00 AAA............   305,000       307,246
Maryland Health and Higher
Education Loyola College
Issue B Floating Rate Notes
  5.65%, 10/1/13+ AAA.........   600,000       600,000
Maryland Health and Higher
Education North Arundel
Hospital Floating Rate Notes
  5.65%, 7/1/32+ VMIGI........   400,000       400,000
North East Maryland Waste
Disposal Authority Floating
Rate Notes
  5.05%, 1/1/08+ AAA..........   300,000       300,000
                                           -----------
  State Total.................               2,057,583
                                           -----------
MASSACHUSETTS 3.0%
Massachusetts State General
Obligation
  5%, 6/1/00 AAA..............   350,000       351,341
Massachusetts State Water
Resource Authority
  7.5%, 4/1/00^ A+............   170,000       174,803
                                           -----------
  State Total.................                 526,144
                                           -----------
MINNESOTA 20.4%
Hennepin County General
Obligation Floating Rate Notes
  5.4%,12/1/10+ A-1+..........   400,000       400,000
Minneapolis General Obligation
Floating Rate Notes
  5.4%,12/1/05+ A-1...........   500,000       500,000
Minneapolis University Gateway
Project Series B Floating Rate
Notes
  5.4%,12/1/27+ A-1...........   250,000       250,000
Minnesota State Higher
Education Floating Rate Notes
  5.55%, 12/1/24+ VMIG1.......   500,000       500,000
St. Paul Housing and
Redevelopment Authority
Floating Rate Notes
  5.45%, 12/1/12+ A-1+........   700,000       700,000
St. Paul Housing and
Redevelopment Authority United
Way Project Floating Rate
Notes
  5.45%, 12/1/18+ A+..........   500,000       500,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                               December 31, 1999

                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------
MINNESOTA (continued)
Waconia Industrial Development
Revenue Floating Rate Notes
  5.55%, 10/1/16+ A-1.........  $715,000   $   715,000
                                           -----------
  State Total.................               3,565,000
                                           -----------
MONTANA 3.4%
Montana State Health Floating
Rate Notes
  5.4%, 12/1/15+ AAA..........   600,000       600,000
                                           -----------
NEW HAMPSHIRE 4.6%
New Hampshire State Business
Finance Authority Foundation
for Seacoast Health Series A
Floating Rate Notes
  5.7%, 6/1/28+ A-1...........   800,000       800,000
                                           -----------
NEW YORK 9.1%
Nassau County Revenue
Anticipation Notes
  3.75%, 3/15/00 SP-2.........   500,000       500,495
New York City General
Obligation Floating Rate Notes
  5%, 8/1/15+ A-1.............   300,000       300,000
New York City General
Obligation Floating Rate Notes
  5%, 8/15/18+ A-1+...........   800,000       800,000
                                           -----------
  State Total.................               1,600,495
                                           -----------
NORTH CAROLINA 4.0%
City of Winston-Salem Floating
Rate Notes
  5.65%, 4/1/00 A-1+..........   700,000       700,000
                                           -----------
TENNESSEE 5.7%
Knox County Health & Housing
Facilities Mercy Health System
Floating Rate Notes
  5.65%, 12/1/15+ VMIG1.......   500,000       500,000
Knox County Health & Housing
Facilities Catholic Healthcare
Floating Rate Notes
  5.65%, 12/01/27+ A-1+.......   500,000       500,000
                                           -----------
  State Total.................               1,000,000
                                           -----------

                                  Face        Value
                                 Value      (Note 1)
                                --------   -----------
TEXAS 2.3%
Port Arthur Revenue Floating
Rate Notes
  5.05%, 5/1/03+ PRIM1........  $400,000   $   400,000
                                           -----------
VIRGINIA 9.3%
Fairfax County Water Authority
Revenue
  7.25%, 1/1/00^ AAA..........   400,000       408,000
Fairfax County Water Authority
Revenue
  6.125%, 1/1/00^ AAA.........   210,000       210,000
Hampton General Obligation
  6.625%, 1/1/00^ AA..........   800,000       816,000
Richmond General Obligation
  4.7%, 7/15/00 AA............   200,000       200,940
                                           -----------
  State Total.................               1,634,940
                                           -----------
WASHINGTON 1.3%
Vancouver General Obligation
  3.75%, 12/1/00 AAA..........   225,000       224,699
                                           -----------
TOTAL INVESTMENTS 107.0%
  (Cost $18,697,934*)...................    18,697,934
                                           -----------
LIABILITIES IN EXCESS OF OTHER ASSETS
(7.0%)..................................    (1,223,383)
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $17,474,551
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 17,474,551 Shares
  Outstanding)..........................         $1.00
                                           ===========

-------------

+  Daily or Weekly Tender Bond

^ Date represents pre-refunded or call date.

*  Same cost is used for Federal income tax purposes.

Security Ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                               December 31, 1999

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Arlington County General
Obligation
  6%, 8/1/12 AAA............  $  500,000   $   533,510
  5.4%, 6/1/13 AAA..........   1,000,000       993,360
  5.375%, 12/1/16 AAA.......   1,000,000       965,480
Brunswick County Industrial
Development Authority
Revenue
  5.5%, 7/1/17 AAA..........   1,000,000       968,360
Fairfax City EDA Lease
Revenue
  5.5%, 5/15/18 AA..........   1,000,000       953,270
Fairfax County Industrial
Development Authority
Revenue
  5.25%, 8/15/19 AA.........     650,000       586,547
Fairfax County Water
Authority Revenue
  5.8%, 1/1/16 AAA..........     500,000       497,940
  6%, 4/1/22 AA.............     630,000       631,260
Hanover County Water and
Sewer Revenue
  5.25%, 2/1/16 AAA.........     500,000       468,485
Hanover County Virginia
General Obligation
  5.4%, 7/15/16 AA..........   1,000,000       967,080
Henrico County Industrial
Development Authority
Revenue
  7.125%, 8/1/05^ AA........     400,000       450,048
Henrico County Water and
Sewer Revenue
  6.25%, 5/1/02^ AA-........     200,000       207,342
  6.25%, 5/1/13 AA-.........     300,000       311,013
Henry County General
Obligation
  8.825%, 11/1/05^ AAA......     200,000       239,900
Leesburg General Obligation
  5.5%, 6/1/05^ AAA.........     500,000       523,010
Loudoun County General
Obligation
  5%, 12/1/18 AA............   1,000,000       902,410
  5.25%, 12/1/14 AA.........   1,000,000       967,810
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA.........     500,000       530,585
Lynchburg General Obligation
  5%, 5/1/18 AA.............   1,000,000       900,940

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Lynchburg Industrial
Development Authority
Revenue
  5.2%, 1/1/18 A+...........  $  500,000   $   450,230
Montgomery Industrial
Development Authority
  5.125%, 1/15/19 AAA.......     500,000       450,450
Newport News General
Obligation
  5%, 3/1/18 AA.............     795,000       714,196
Norfolk General Obligation
  5.75%, 6/1/13 AAA.........     500,000       508,275
Norfolk Water Revenue
  5.75%, 11/1/12 AAA........     500,000       516,170
  5.875%, 11/1/15 AAA.......     500,000       511,920
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA........     500,000       510,145
Potomac and Rappahannock
Transportation District
Commission Revenue
  6.7%, 3/1/00^ AAA.........     600,000       614,514
Prince William County Park
Authority Revenue
  6.875%, 10/15/04^ BBB+....     500,000       552,865
Prince William County Water
and Sewer System Revenue
  5.5%, 7/1/19 AAA..........     500,000       474,240
Richmond Metro Authority
Revenue
  6.375%, 7/15/02^ AAA......     500,000       530,250
Richmond General Obligation
  5.125%, 1/15/16 AAA.......     500,000       462,830
Richmond Public Utilities
Revenue
  5.25%, 1/15/18 A+.........   1,000,000       915,940
Upper Occoquan Sewer
Authority Revenue
  5.15%, 7/1/20 AAA.........     500,000       455,185
Virginia Beach General
Obligation
  6.5%, 8/1/01^ AA..........     500,000       525,200
  5%, 8/1/17 AA.............   1,075,000       973,230
Virginia Housing Development
Authority Revenue
  5.95%, 7/1/13 AA+.........     500,000       506,025
  5.1%, 7/1/14 AA+..........   1,000,000       931,990

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                               December 31, 1999

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Virginia Housing Development
Authority Revenue
  5.75%, 1/1/19 AAA.........  $1,000,000   $   980,760
Virginia Port Authority
Revenue
  5.9%, 7/1/16 AA...........     500,000       503,985
Virginia Public Building
Authority Revenue
  5.2%, 8/1/16 AA...........   1,000,000       932,550
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA...........     320,000       335,088
  5%, 8/1/18 AA+............   1,000,000       895,020
Virginia Resource Authority
Revenue
  6.75%, 10/1/04^ NR........     240,000       260,174

                                              Value
                                            (Note 1)
                                           -----------

Virginia State General
Obligation
  5.25%, 6/1/19 AAA.........  $1,250,000   $ 1,156,750
                                           -----------
TOTAL INVESTMENTS 97.7%
  (Cost $28,770,102*)...................    28,266,332
OTHER ASSETS LESS LIABILITIES 2.3%......       659,322
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $28,925,654
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 2,757,349 Shares
  Outstanding)..........................        $10.49
                                           ===========

---------

^   Date represents pre-refunded date.

*   Same cost is used for Federal income tax purposes.

NR  Not Rated

Security Ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                               December 31, 1999

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------

Anne Arundel County Water
and Sewer General Obligation
  6.2%, 8/1/05^ AA+.........  $  725,000   $   777,882
  6%, 7/15/02^ AA+..........     500,000       525,860
  6.3%, 8/1/05^ AA+.........     500,000       538,890
  6.3%, 8/1/05^ AA+.........     725,000       781,390
Anne Arundel County
Pollution Control Revenue
  6%, 4/1/24 A..............   1,230,000     1,208,290
Anne Arundel County Solid
Waste Project General
Obligation
  5.5%, 9/1/15 AA+..........     500,000       488,675
Baltimore City General
Obligation
  6.4%, 10/15/02^ AAA.......     465,000       487,004
  5.5%, 10/15/10 AAA........   1,000,000     1,025,120
  5.5%, 10/15/15 AAA........     500,000       525,355
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA............     500,000       515,305
Baltimore County General
Obligation
  6.125%, 7/1/02^ AAA.......     500,000       527,045
  5.5%, 6/1/12 AAA..........   1,000,000     1,008,660
Baltimore Port Facility
Revenue
  6.5%, 12/1/10 AA-.........     400,000       420,652
Carroll County General
Obligation
  7.1%, 10/1/09 AA..........     235,000       244,872
  7.25%, 10/1/15 AA.........     300,000       312,930
  5.3%, 11/1/15 AA..........   1,000,000       967,670
  6.5%, 10/1/04^ AA.........     225,000       245,147
Frederick County General
Obligation
  6.125%, 12/1/07 AAA.......     500,000       522,960
  5.6%, 7/1/11 AA...........     500,000       521,755
City of Frederick General
Obligation
  6%, 10/1/11 AAA...........     300,000       312,276
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA...........     840,000       841,470
Howard County Public
Improvement General
Obligation
  6%, 5/15/03^ AAA..........     500,000       520,495
  5.5%, 2/15/04^ AAA........   1,000,000     1,035,960

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AAA.........  $  500,000   $   515,670
Laurel General Obligation
  6.7%, 7/1/01^ AAA.........     600,000       631,062
Maryland Community
Development Administration
Revenue
  7.375%, 4/1/10 AA2........     495,000       505,880
  7.25%, 4/1/11 AA2.........     200,000       205,066
  7.15%, 4/1/11 AA2.........     405,000       420,289
  5%, 4/1/17 AA2............     500,000       445,690
  7.7%, 5/15/20 AA3.........     250,000       256,953
  7.25%, 4/1/27 AA2.........     385,000       390,925
Maryland General Obligation
  5%, 10/15/11 AAA..........   1,000,000       979,870
  5%, 3/1/12 AAA............   1,000,000       971,530
Maryland Health and Higher
Education Facilities
Authority Revenue
  5.7%, 7/1/09 A1...........     500,000       520,075
  5.25%, 7/1/13 AAA.........     500,000       484,495
  6.125%, 7/1/14 AAA........     500,000       523,975
  5.5%, 10/1/16 AAA.........   1,000,000       982,730
  6.125%, 7/1/19 AAA........     500,000       505,065
  5%, 7/1/19 A2.............     500,000       419,220
  5%, 7/1/27 AAA............   1,500,000     1,317,420
  6%, 7/1/39 AA.............     500,000       491,835
Maryland Health and Higher
Education Facilities
Authority Floating Rate Note
  5.65%, 1/1/32+ VMIG1......     200,000       200,000
Maryland Industrial
Development Revenue
  7.125%, 7/1/06 A-.........     200,000       200,294
Maryland Stadium Authority
Sports Revenue
  5.55%, 3/1/13 AAA.........     500,000       505,255
  5.875%, 12/15/13 AAA......   1,000,000     1,043,400
  5.375%, 12/15/15 AA.......     500,000       482,845
Maryland Water Quality
Finance Administration
Revenue
  6%, 9/1/15 AA.............   1,000,000     1,017,780
Montgomery County General
Obligation
  5%, 5/1/19 AAA............     500,000       451,140

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                               December 31, 1999

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
Montgomery County Housing
Opportunity Commission
Revenue
  6.7%, 7/1/11 AA2..........  $  315,000   $   322,267
  7.375%, 7/1/17 AA2........      95,000        96,029
  6.65%, 7/1/17 AA2.........     160,000       163,547
  7%, 7/1/23 A3.............     250,000       253,548
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA........     250,000       255,560
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A2...........     500,000       518,095
  6.3%, 7/1/16 A2...........   1,000,000     1,013,880
Prince Georges County
General Obligation
  5.25%, 3/15/15 AAA........   1,000,000       949,680
Prince Georges County
Housing Authority Revenue
  6.35%, 7/20/20 AAA........     700,000       708,386
Prince Georges County
Pollution Control Revenue
  5.75%, 3/15/10 A..........   1,000,000     1,044,650
Prince Georges County Solid
Waste Management System
Revenue
  7%, 6/30/00^ AAA..........     250,000       258,557
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA........     500,000       499,385

                                 Face         Value
                                Value       (Note 1)
                              ----------   -----------
University of Maryland
System Auxiliary Revenue
  6.375%, 10/1/02^ AA+......  $  500,000   $   531,800
  5.6%, 4/1/12 AA+..........   1,000,000     1,016,410
  5.125%, 4/1/15 AA+........   1,000,000       944,260
  5.6%, 4/1/16 AA+..........   1,000,000       985,230
Washington County General
Obligation
  5.25%, 1/1/16 AAA.........     500,000       470,090
Washington, D.C.
Metropolitan Area
Transportation Authority
Revenue
  6%, 7/1/09 AAA............     500,000       530,460
  6%, 7/1/10 AAA............     275,000       291,486
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA...........     900,000       942,327
  5%, 6/1/23 AA.............   1,000,000       876,170
                                           -----------
TOTAL INVESTMENTS 98.5%
  (Cost $41,320,628*)...................    41,495,944
OTHER ASSETS LESS LIABILITIES 1.5%......       636,541
                                           -----------
NET ASSETS (NOTE 6) 100.0%..............   $42,132,485
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 3,992,515 Shares
  Outstanding)..........................        $10.55
                                           ===========

-------------

^  Date represents pre-refunded date.

+  Daily or Weekly Tender Bond

*  Same cost is used for Federal income tax purposes.

Security Ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1999

                                                                Money
                                                               Market      Virginia      Maryland
                                                              Portfolio    Portfolio     Portfolio
                                                              ---------   -----------   -----------
INVESTMENT INCOME (Note 1)..................................  $591,590    $ 1,794,885   $ 2,511,776
                                                              --------    -----------   -----------
EXPENSES
  Investment Advisory Fee (Note 2)..........................    91,951        206,583       284,560
  Administrative Fee (Note 2)...............................    45,976         99,192       136,589
  Other Fees................................................       146             --            15
                                                              --------    -----------   -----------
    Total Expenses..........................................   138,073        305,775       421,164
                                                              --------    -----------   -----------
NET INVESTMENT INCOME.......................................   453,517      1,489,110     2,090,612
                                                              --------    -----------   -----------
Net Realized Loss on Investment Transactions................        --       (194,916)      (58,384)
Change in Net Unrealized Appreciation/Depreciation of
Investments.................................................        --     (2,538,557)   (2,774,745)
                                                              --------    -----------   -----------
NET LOSS ON INVESTMENTS.....................................        --     (2,733,473)   (2,833,129)
                                                              --------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS..................................................  $453,517    $(1,244,363)  $  (742,517)
                                                              ========    ===========   ===========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                        For the Years Ended December 31,

                                                 Money Market                  Virginia                   Maryland
                                                  Portfolio                   Portfolio                  Portfolio
                                          --------------------------  --------------------------  ------------------------
                                              1999          1998          1999          1998         1999         1998
                                          ------------  ------------  ------------  ------------  -----------  -----------
FROM INVESTMENT ACTIVITIES
  Net Investment Income.................  $    453,517  $    496,758  $ 1,489,110   $  1,464,437  $ 2,090,612  $ 2,115,375
  Net Realized Gain (Loss) on Investment
    Transactions........................            --            --     (194,916)       515,403      (58,384)      98,804
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........            --            --   (2,538,557)      (155,249)  (2,774,745)     454,108
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........       453,517       496,758   (1,244,363)     1,824,591     (742,517)   2,668,287
                                          ------------  ------------  -----------   ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income
    (Note 1)............................      (453,517)     (496,758)  (1,489,110)    (1,464,437)  (2,090,612)  (2,115,375)
  From Net Realized Gain................            --            --      (48,974)      (466,429)          --           --
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Total Distributions to Shareholders...      (453,517)     (496,758)  (1,538,084)    (1,930,866)  (2,090,612)  (2,115,375)
                                          ------------  ------------  -----------   ------------  -----------  -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    29,881,644    35,657,860    5,047,389     11,697,514    7,111,506    8,091,036
  Reinvestment of Distributions.........       428,371       473,977    1,320,279      1,651,857    1,797,355    1,783,553
  Cost of Shares Redeemed...............   (32,618,355)  (35,526,092)  (9,202,553)   (11,607,428)  (9,770,286)  (9,944,519)
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Share Transactions...    (2,308,340)      605,745   (2,834,885)     1,741,943     (861,425)     (69,930)
                                          ------------  ------------  -----------   ------------  -----------  -----------
  TOTAL INCREASE (DECREASE) IN NET
    ASSETS..............................    (2,308,340)      605,745   (5,617,332)     1,635,668   (3,694,554)     482,982

NET ASSETS - Beginning of Year..........    19,782,891    19,177,146   34,542,986     32,907,318   45,827,039   45,344,057
                                          ------------  ------------  -----------   ------------  -----------  -----------
NET ASSETS - End of Year................  $ 17,474,551  $ 19,782,891  $28,925,654   $ 34,542,986  $42,132,485  $45,827,039
                                          ============  ============  ===========   ============  ===========  ===========
SHARES
  Sold..................................    29,881,644    35,657,860      453,773      1,018,080      643,043      724,881
  Issued in Reinvestment of
    Distributions.......................       428,371       473,977      120,013        143,753      164,735      159,779
  Redeemed..............................   (32,618,355)  (35,526,092)    (840,524)    (1,009,987)    (894,497)    (890,970)
                                          ------------  ------------  -----------   ------------  -----------  -----------
  Net Increase (Decrease) in Shares.....    (2,308,340)      605,745     (266,738)       151,846      (86,719)      (6,310)
                                          ============  ============  ===========   ============  ===========  ===========

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                                                       For the Years Ended December 31,
                                                          -----------------------------------------------------------
                                                           1999         1998         1997         1996         1995
                                                          -------      -------      -------      -------      -------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year..................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          -------      -------      -------      -------      -------
  Income from Investment Operations:
    Net Investment Income..............................      0.02         0.03         0.03         0.03         0.03
                                                          -------      -------      -------      -------      -------
  Distributions to Shareholders:
    From Net Investment Income.........................     (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
                                                          -------      -------      -------      -------      -------
  Net Increase in Net Asset Value......................      0.00         0.00         0.00         0.00         0.00
                                                          -------      -------      -------      -------      -------
  Net Asset Value - End of Year........................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          =======      =======      =======      =======      =======

TOTAL INVESTMENT RETURN................................     2.50%        2.73%        2.93%        2.69%        3.09%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.............................................     0.75%        0.75%        0.75%        0.75%        0.75%
  Net Investment Income................................     2.47%        2.70%        2.89%        2.67%        3.04%

SUPPLEMENTARY DATA:
  Net Assets at End of Year (in thousands).............   $17,475      $19,783      $19,177      $18,890      $20,772
  Number of Shares Outstanding at End of Year
    (in thousands).....................................    17,475       19,783       19,177       18,890       20,792

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                                                         For the Years Ended December 31,
                                                               ----------------------------------------------------
                                                                 1999       1998       1997       1996       1995
                                                               --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......................   $ 11.42    $ 11.46    $ 11.09    $ 11.31    $ 10.36
                                                               -------    -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income...................................      0.50       0.52       0.52       0.53       0.56
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................     (0.91)      0.12       0.39      (0.22)      0.95
                                                               -------    -------    -------    -------    -------
      Total from Investment Operations......................     (0.41)      0.64       0.91       0.31       1.51
                                                               -------    -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income..............................     (0.50)     (0.52)     (0.52)     (0.53)     (0.56)
    From Net Realized Gain..................................     (0.02)     (0.16)     (0.02)        --         --
                                                               -------    -------    -------    -------    -------
      Total Distributions to Shareholders...................     (0.52)     (0.68)     (0.54)     (0.53)     (0.56)
                                                               -------    -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset Value................     (0.93)     (0.04)      0.37      (0.22)      0.95
                                                               -------    -------    -------    -------    -------
  Net Asset Value - End of Year.............................   $ 10.49    $ 11.42    $ 11.46    $ 11.09    $ 11.31
                                                               =======    =======    =======    =======    =======

TOTAL INVESTMENT RETURN.....................................   (3.75)%      5.64%      8.45%      2.91%     14.92%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................     0.93%      0.93%      0.93%      0.93%      0.77%
  Expenses Before Reimbursement from Adviser................     0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.....................................     4.51%      4.48%      4.70%      4.84%      5.17%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................       26%        25%        27%        46%        55%
  Net Assets at End of Year (in thousands)..................   $28,926    $34,543    $32,908    $32,355    $33,468
  Number of Shares Outstanding at End of Year (in
    thousands)..............................................     2,757      3,024      2,872      2,917      2,958

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                                        For the Years Ended December 31,
                                                              ----------------------------------------------------
                                                                1999       1998       1997       1996       1995
                                                              --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......................  $ 11.23    $ 11.10    $ 10.79    $ 10.98    $ 10.11
                                                              -------    -------    -------    -------    -------
  Income from Investment Operations:
    Net Investment Income...................................     0.50       0.51       0.51       0.53       0.55
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................    (0.68)      0.13       0.31      (0.19)      0.87
                                                              -------    -------    -------    -------    -------
      Total from Investment Operations......................    (0.18)      0.64       0.82       0.34       1.42
                                                              -------    -------    -------    -------    -------
  Distributions to Shareholders:
    From Net Investment Income..............................    (0.50)     (0.51)     (0.51)     (0.53)     (0.55)
                                                              -------    -------    -------    -------    -------
  Net Increase (Decrease) in Net Asset Value................    (0.68)      0.13       0.31      (0.19)      0.87
                                                              -------    -------    -------    -------    -------
  Net Asset Value - End of Year.............................  $ 10.55    $ 11.23    $ 11.10    $ 10.79    $ 10.98
                                                              =======    =======    =======    =======    =======

TOTAL INVESTMENT RETURN.....................................  (1.63)%      5.90%      7.85%      3.21%     14.35%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................................    0.93%      0.93%      0.93%      0.93%      0.77%
  Expenses Before Reimbursement from Adviser................    0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.....................................    4.59%      4.58%      4.73%      4.92%      5.16%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................      12%         5%        22%        31%        37%
  Net Assets at End of Year (in thousands)..................  $42,132    $45,827    $45,346    $44,410    $49,725
  Number of Shares Outstanding at End of Year (in
    thousands)..............................................    3,993      4,079      4,086      4,116      4,527

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 1999, there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and
3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued using the policies and proceedures set forth by the Adviser as approved by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 1999. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. The credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at December 31, 1999.

3. AGREEMENT WITH FRIEDMAN BILLINGS RAMSEY GROUP, INC.

On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be aquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

4. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1999, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                  Virginia      Maryland
                                                  Portfolio    Portfolio
                                                 -----------   ----------
Purchases......................................  $ 8,318,157   $5,145,068
                                                 ===========   ==========
Sales..........................................  $11,130,578   $5,338,499
                                                 ===========   ==========

5. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1999, net unrealized depreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $503,770 of which $414,348 related to appreciated investments and $918,118 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $175,316 of which $852,030 related to appreciated investments and $676,714 related to depreciated investments.

6. NET ASSETS

At December 31, 1999, net assets consisted of the following:

                                                     Money Market    Virginia      Maryland
                                                      Portfolio      Portfolio     Portfolio
                                                     ------------   -----------   -----------
Paid-in-Capital....................................  $17,474,551    $29,624,340   $42,047,167
Accumulated Net Realized Loss on Investments.......           --       (194,916)      (89,998)
Net Unrealized Appreciation (Depreciation) of
 Investments.......................................           --       (503,770)      175,316
                                                     -----------    -----------   -----------
NET ASSETS.........................................  $17,474,551    $28,925,654   $42,132,485
                                                     ===========    ===========   ===========

7. CAPITAL LOSS CARRYOVERS

At December 31, 1999, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                      Virginia    Maryland
                                                      Portfolio   Portfolio
                                                      ---------   ---------
Expires December 31,
2002................................................  $     --     $31,614
2007................................................   194,916      58,384

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Fund for Tax-Free Investors, Inc.:

We have audited the accompanying statements of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the "Fund") as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Princeton, New Jersey
January 20, 2000

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
                                   [PICTURE]

                          FUND FOR TAX-FREE INVESTORS

                                 ANNUAL REPORT
                               DECEMBER 31, 1999